RELATED PARTY TRANSACTIONS (Details) - Schedule of Loan Balances Outstanding - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans
Balance	£ 4	£ 5	£ 3
Advanced (includes loans of appointed key management personnel)	1	3	4
Repayments (includes loans of former key management personnel)	(3)	(4)	(2)
Balance	£ 2	£ 4	£ 5